Contracts with Customers - Contract assets and liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Current contract assets
Accrued revenue	$ 17.1	$ 20.3
Current contract assets	17.1	20.3
Current contract liability
Current contract liability	(2.4)	(2.6)
Non-current contract liability
Non-current contract liability	(3.3)	0.0
Total contract liability	(5.7)	$ (2.6)
Decrease in accrued revenue	3.2
Accrued revenue in period	85.8
Accrued revenue billed in period	89.0
Increase in deferred mobilization and contract preparation revenue	3.1
Cash received, excluding amounts recognized as revenue	5.7
Amortization of revenue, contract liability	$ 2.6